13. Intangible assets (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets Details Narrative Abstract
Royalties paid	$ 214,333	$ 203,007	$ 101,318